Note 4(a) - Advances for Vessels Acquisitions Under Construction (Tables)	12 Months Ended
Dec. 31, 2019
Notes Tables
Advances for Vessels Acquisition Under Construction [Table Text Block]
Advances for vessels acquisitions / under construction
Balance, December 31, 2017	6,757
— Advances paid	60,731
— Capitalized expenses	3,346
— Transferred to Vessels	(32,090)
Balance, December 31, 2018	38,744
— Advances paid	158,905
— Capitalized expenses	3,812
— Transferred to Vessels, net	(189,220)
Balance, December 31, 2019	12,241